First Trust/abrdn Global Opportunity Income Fund (FAM)
Portfolio of Investments
March 31, 2023 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) – 73.2%
	Angola – 1.6%
1,444,000	Angolan Government International Bond (USD) (b)	9.13%	11/26/49	$1,122,168
	Argentina – 1.7%
383,926	Argentine Republic Government International Bond (USD)	1.00%	07/09/29	108,378
385,881	Argentine Republic Government International Bond (USD) (c)	0.50%	07/09/30	112,746
2,949,672	Argentine Republic Government International Bond (USD) (c)	1.50%	07/09/35	774,085
543,200	Argentine Republic Government International Bond (USD) (c)	3.88%	01/09/38	171,149
				1,166,358
	Australia – 5.7%
7,000,000	Treasury Corp. of Victoria (AUD)	1.50%	11/20/30	3,971,082
	Bahrain – 1.5%
700,000	Bahrain Government International Bond (USD) (d)	4.25%	01/25/28	647,728
510,000	Bahrain Government International Bond (USD) (b)	6.25%	01/25/51	400,649
				1,048,377
	Brazil – 7.8%
5,079,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/27	943,359
24,870,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/29	4,438,148
				5,381,507
	Canada – 1.2%
1,251,000	CPPIB Capital, Inc. (CAD) (b)	1.95%	09/30/29	842,544
	Colombia – 1.5%
5,213,000,000	Colombia Government International Bond (COP)	9.85%	06/28/27	1,047,961
	Dominican Republic – 1.7%
31,450,000	Dominican Republic International Bond (DOP) (b)	9.75%	06/05/26	562,940
359,000	Dominican Republic International Bond (USD) (d)	5.50%	02/22/29	339,014
340,000	Dominican Republic International Bond (USD) (b)	5.88%	01/30/60	260,960
				1,162,914
	Egypt – 1.8%
1,223,000	Egypt Government International Bond (USD) (d)	8.50%	01/31/47	713,252
928,000	Egypt Government International Bond (USD) (b)	7.90%	02/21/48	516,904
				1,230,156
	Georgia – 1.0%
758,000	Georgia Government International Bond (USD) (d)	2.75%	04/22/26	678,517
	Ghana – 0.3%
662,000	Ghana Government International Bond (USD) (d)	7.63%	05/16/29	234,027
	Hungary – 1.7%
243,430,000	Hungary Government Bond (HUF)	2.50%	10/24/24	600,612
269,970,000	Hungary Government Bond (HUF)	3.00%	10/27/27	586,605
				1,187,217
	Indonesia – 2.9%
27,094,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	2,004,788
	Iraq – 0.5%
375,000	Iraq International Bond (USD) (b)	5.80%	01/15/28	350,590

First Trust/abrdn Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Ivory Coast – 1.0%
919,000	Ivory Coast Government International Bond (EUR) (b)	6.63%	03/22/48	$693,192
	Malaysia – 3.9%
11,800,000	Malaysia Government Bond (MYR)	3.89%	03/15/27	2,704,473
	Mexico – 8.1%
20,000,000	Mexican Bonos (MXN)	10.00%	12/05/24	1,102,716
61,423,900	Mexican Bonos (MXN)	5.75%	03/05/26	3,077,996
28,833,400	Mexican Bonos (MXN)	7.75%	11/13/42	1,396,220
				5,576,932
	Morocco – 0.8%
665,000	Morocco Government International Bond (USD) (b)	2.38%	12/15/27	586,980
	New Zealand – 4.8%
3,708,000	New Zealand Government Bond (NZD)	0.50%	05/15/24	2,208,407
2,337,000	New Zealand Government Bond (NZD)	2.75%	05/15/51	1,084,582
				3,292,989
	Nigeria – 0.2%
200,000	Nigeria Government International Bond (USD) (d)	7.63%	11/28/47	128,036
	Oman – 2.7%
1,900,000	Oman Government International Bond (USD) (d)	7.00%	01/25/51	1,854,601
	Peru – 3.1%
8,575,000	Peruvian Government International Bond (PEN) (b)	6.90%	08/12/37	2,137,798
	Poland – 3.0%
12,836,000	Republic of Poland Government Bond (PLN)	1.75%	04/25/32	2,110,736
	Qatar – 2.3%
1,733,000	Qatar Government International Bond (USD) (b)	4.40%	04/16/50	1,607,902
	Rwanda – 0.6%
532,000	Rwanda International Government Bond (USD) (d)	5.50%	08/09/31	385,439
	Saudi Arabia – 1.5%
1,045,000	Saudi Government International Bond (USD) (d)	4.38%	04/16/29	1,044,409
	South Africa – 4.5%
67,727,100	Republic of South Africa Government Bond (ZAR)	9.00%	01/31/40	3,095,553
	Turkey – 0.9%
566,000	Turkey Government International Bond (USD)	9.88%	01/15/28	590,655
	United Kingdom – 2.8%
1,458,500	United Kingdom Gilt (GBP) (b)	4.25%	06/07/32	1,919,655
	Uruguay – 1.0%
24,719,074	Uruguay Government International Bond (UYU)	4.38%	12/15/28	671,915
	Uzbekistan – 1.1%
300,000	National Bank of Uzbekistan (USD) (b)	4.85%	10/21/25	277,875
623,000	Republic of Uzbekistan International Bond (USD) (d)	3.70%	11/25/30	501,814
				779,689
	Total Foreign Sovereign Bonds and Notes			50,609,160
	(Cost $56,745,364)

First Trust/abrdn Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (e) – 30.0%
	Barbados – 0.5%
337,000	Sagicor Financial Co., Ltd. (USD) (d)	5.30%	05/13/28	$319,166
	Brazil – 1.9%
440,000	Banco do Brasil S.A. (USD) (b) (f)	6.25%	(g)	400,070
228,000	BRF S.A. (USD) (d)	5.75%	09/21/50	152,136
398,830	Guara Norte Sarl (USD) (d)	5.20%	06/15/34	343,769
500,000	Itau Unibanco Holding S.A. (USD) (b) (f)	4.63%	(g)	376,275
1,550,000	OAS Finance Ltd. (USD) (f) (h) (i) (j)	8.88%	(g)	11,625
460,000	OAS Investments GmbH (USD) (h) (i) (j)	8.25%	10/19/19	3,450
				1,287,325
	Chile – 0.6%
468,000	Empresa Nacional del Petroleo (USD) (d)	3.45%	09/16/31	387,926
	China – 1.5%
404,000	Country Garden Holdings Co., Ltd. (USD) (b)	7.25%	04/08/26	256,540
888,000	Huarong Finance II Co., Ltd. (USD) (b)	5.50%	01/16/25	819,939
				1,076,479
	Colombia – 2.1%
831,000	Ecopetrol S.A. (USD)	5.38%	06/26/26	794,366
218,000	Ecopetrol S.A. (USD)	8.88%	01/13/33	220,834
600,000	Empresas Publicas de Medellin ESP (USD) (b)	4.38%	02/15/31	433,675
				1,448,875
	Dominican Republic – 0.6%
491,000	AES Espana BV (USD) (d)	5.70%	05/04/28	431,294
	Ecuador – 0.6%
470,759	International Airport Finance S.A. (USD) (d)	12.00%	03/15/33	450,173
	Georgia – 1.2%
540,000	Bank of Georgia JSC (USD) (d)	6.00%	07/26/23	541,361
345,000	Georgian Railway JSC (USD) (b)	4.00%	06/17/28	297,404
				838,765
	Ghana – 0.8%
900,000	Tullow Oil PLC (USD) (b)	7.00%	03/01/25	534,592
	India – 2.1%
120,000,000	HDFC Bank Ltd. (INR) (b)	8.10%	03/22/25	1,449,200
	Israel – 1.5%
480,000	Energean Israel Finance Ltd. (USD) (b) (d)	4.88%	03/30/26	445,800
600,000	Teva Pharmaceutical Finance Netherlands III B.V. (USD)	7.13%	01/31/25	612,906
				1,058,706
	Kazakhstan – 0.9%
806,000	KazMunayGas National Co. JSC (USD) (b)	5.75%	04/19/47	632,259
	Mexico – 3.8%
400,000	BBVA Bancomer S.A. (USD) (b) (f)	5.13%	01/18/33	342,512
237,000	Braskem Idesa S.A.P.I. (USD) (d)	6.99%	02/20/32	179,077
225,000	Cemex SAB de CV (USD) (d) (f)	9.13%	(g)	225,608
22,160,000	Petroleos Mexicanos (MXN) (b)	7.19%	09/12/24	1,142,344
570,000	Petroleos Mexicanos (USD)	7.69%	01/23/50	402,670

First Trust/abrdn Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (e) (Continued)
	Mexico (Continued)
350,000	Sixsigma Networks Mexico SA de CV (USD) (d)	7.50%	05/02/25	$308,439
				2,600,650
	Nigeria – 2.0%
526,000	Access Bank PLC (USD) (d)	6.13%	09/21/26	422,063
464,000	BOI Finance BV (EUR) (d)	7.50%	02/16/27	391,576
270,000	IHS Netherlands Holdco BV (USD) (d)	8.00%	09/18/27	240,062
400,000	SEPLAT Energy PLC (USD) (d)	7.75%	04/01/26	314,760
				1,368,461
	Oman – 1.5%
400,000	Oryx Funding Ltd. (USD) (d)	5.80%	02/03/31	384,872
652,000	Oztel Holdings SPC Ltd. (USD) (d)	6.63%	04/24/28	677,823
				1,062,695
	Peru – 0.5%
522,000	Petroleos del Peru S.A. (USD) (d)	5.63%	06/19/47	338,517
	Russia – 0.1%
500,000	Sovcombank Via SovCom Capital DAC (USD) (f) (h)	7.75%	(g)	43,748
	Saudi Arabia – 0.9%
400,000	Saudi Arabian Oil Co. (USD) (b)	2.88%	04/16/24	391,479
234,000	Saudi Arabian Oil Co. (USD) (d)	4.25%	04/16/39	210,219
				601,698
	Singapore – 0.7%
520,000	Puma International Financing S.A. (USD) (b)	5.00%	01/24/26	463,691
	South Africa – 2.6%
530,000	Eskom Holdings SOC Ltd. (USD) (b)	7.13%	02/11/25	521,483
43,650,000	Eskom Holdings SOC Ltd. (ZAR)	(k)	12/31/32	519,730
400,000	Liquid Telecommunications Financing PLC (USD) (d)	5.50%	09/04/26	273,000
300,000	Sasol Financing USA LLC (USD)	6.50%	09/27/28	280,648
200,000	Transnet SOC Ltd. (USD) (d)	8.25%	02/06/28	199,483
				1,794,344
	Tanzania – 0.6%
452,000	HTA Group Ltd. (USD) (d)	7.00%	12/18/25	430,010
	Trinidad And Tobago – 0.9%
632,000	Heritage Petroleum Co., Ltd. (USD) (d)	9.00%	08/12/29	660,440
	Turkey – 0.3%
240,000	Akbank TAS (USD) (b) (f)	6.80%	04/27/28	240,020
	Ukraine – 1.1%
467,000	Kernel Holding S.A. (USD) (d)	6.75%	10/27/27	273,195
567,000	MHP Lux S.A. (USD) (b)	6.95%	04/03/26	287,628
453,000	NPC Ukrenergo (USD) (d)	6.88%	11/09/28	78,177
460,000	Ukraine Railways Via Rail Capital Markets PLC (USD) (b)	8.25%	07/09/26	94,365
				733,365

First Trust/abrdn Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (e) (Continued)
	Zambia – 0.7%
490,000	First Quantum Minerals Ltd. (USD) (b)	7.50%	04/01/25	$490,088
	Total Foreign Corporate Bonds and Notes			20,742,487
	(Cost $26,139,590)
CORPORATE BONDS AND NOTES (a) (e) – 0.8%
	United States – 0.8%
24,587,000	JPMorgan Chase Bank, N.A. (UAH) (d)	11.67%	11/27/23	541,692
	(Cost $931,920)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (a) – 18.8%
$2,783,500	United States Treasury Note	2.75%	07/31/27	2,681,293
9,432,200	United States Treasury Note	2.38%	05/15/29	8,803,264
2,038,500	United States Treasury Note	2.38%	05/15/51	1,566,181
	Total U.S. Government Bonds and Notes			13,050,738
	(Cost $14,064,504)

Total Investments – 122.8%	84,944,077
(Cost $97,881,378)
Outstanding Loans – (24.0)%	(16,600,000)
Net Other Assets and Liabilities – 1.2%	804,090
Net Assets – 100.0%	$69,148,167

First Trust/abrdn Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 3/31/2023	Sale Value as of 3/31/2023	Unrealized Appreciation/ (Depreciation)
04/19/23	GS	CAD	587,000	USD	285,468	$ 434,453	$ 285,468	$ 148,985
04/19/23	BAR	EUR	913,510	USD	986,114	991,756	986,114	5,642
04/19/23	GS	GBP	1,216,937	USD	1,472,858	1,501,807	1,472,858	28,949
04/19/23	BAR	JPY	113,241,000	USD	827,671	855,530	827,671	27,859
04/19/23	GS	JPY	66,412,794	USD	512,344	501,745	512,344	(10,599)
04/19/23	DB	JPY	274,734,000	USD	2,132,542	2,075,602	2,132,542	(56,940)
04/19/23	GS	PLN	9,683,287	USD	2,226,255	2,240,687	2,226,255	14,432
04/19/23	CIT	USD	4,814,583	AUD	6,875,000	4,814,583	4,598,710	215,873
05/24/23	DB	USD	1,610,969	BRL	8,460,000	1,610,969	1,652,934	(41,965)
04/19/23	GS	USD	991,194	EUR	913,510	991,194	991,756	(562)
04/19/23	BAR	USD	2,290,246	GBP	1,916,000	2,290,246	2,364,513	(74,267)
04/19/23	GS	USD	1,180,526	NZD	1,865,000	1,180,526	1,166,215	14,311
04/19/23	BAR	USD	2,221,061	PLN	9,729,000	2,221,061	2,251,265	(30,204)
04/19/23	BAR	USD	1,362,529	ZAR	23,037,000	1,362,529	1,291,662	70,867
Net Unrealized Appreciation / (Depreciation)								$312,381

Counterparty Abbreviations
BAR	Barclays Bank
CIT	Citibank, NA
DB	Deutsche Bank
GS	Goldman Sachs

(a)	All of these securities are available to serve as collateral for the outstanding loans.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(c)	Step-up security. A security where the coupon increases or steps up at a predetermined date. Interest rate shown reflects the rate in effect at March 31, 2023.
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by abrdn Inc., the Fund’s sub-advisor (“abrdn” or the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At March 31, 2023, securities noted as such amounted to $15,747,475 or 22.8% of net assets.
(e)	Portfolio securities are included in a country based upon their underlying credit exposure as determined by abrdn.
(f)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at March 31, 2023. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(g)	Perpetual maturity.
(h)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(i)	This issuer is in default and interest is not being accrued by the Fund, nor paid by the issuer.
(j)	This issuer has filed for bankruptcy protection in a São Paulo state court.
(k)	Zero coupon bond.

First Trust/abrdn Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Credit Quality†	% of Total Investments
AAA	20.2%
AA	6.6
AA-	2.3
A+	1.9
A	2.5
A-	3.6
BBB+	11.4
BBB	7.0
BBB-	3.8
BB+	2.3
BB	11.9
BB-	10.3
B+	5.2
B	1.5
B-	3.0
CCC+	2.6
CCC-	1.4
CC	0.8
C	0.3
Not Rated	1.4
Total	100.0%

†	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Industry Classification	% of Total Investments
Sovereigns	74.9%
Banks	5.1
Integrated Oils	4.5
Utilities	2.8
Exploration & Production	2.3
Refining & Marketing	1.4
Financial Services	1.0
Industrial Other	0.8
Wireless Telecommunication Services	0.8
Pharmaceuticals	0.7
Railroad	0.7
Metals & Mining	0.6
Chemicals	0.5
Transportation & Logistics	0.5
Food & Beverage	0.5
Government Development Banks	0.5
Oil & Gas Services & Equipment	0.4
Life Insurance	0.4
Software & Services	0.4
Retail - Consumer Staples	0.3
Wireline Telecommunications Services	0.3
Real Estate	0.3
Construction Materials Manufacturing	0.3
Total	100.0%

First Trust/abrdn Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Currency Exposure Diversification	% of Total Investments†
USD	58.3%
MXN	7.9
BRL	4.4
JPY	4.0
MYR	3.2
ZAR	2.7
PEN	2.5
NZD	2.5
PLN	2.5
IDR	2.3
INR	1.7
CAD	1.5
HUF	1.4
EUR	1.3
COP	1.2
GBP	1.2
UYU	0.8
DOP	0.7
UAH	0.6
AUD	(0.7)
Total	100.0%

†	The weightings include the impact of currency forwards.

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DOP	Dominican Peso
EUR	Euro
GBP	British Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
UAH	Ukrainian Hryvnia
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

First Trust/abrdn Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows:
ASSETS TABLE
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$ 50,609,160	$ —	$ 50,609,160	$ —
Foreign Corporate Bonds and Notes*	20,742,487	—	20,742,487	—
U.S. Government Bonds and Notes	13,050,738	—	13,050,738	—
Corporate Bonds and Notes*	541,692	—	541,692	—
Total Investments	84,944,077	—	84,944,077	—
Forward Foreign Currency Contracts	526,918	—	526,918	—
Total	$ 85,470,995	$—	$ 85,470,995	$—

LIABILITIES TABLE
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$ (214,537)	$ —	$ (214,537)	$ —

*	See Portfolio of Investments for country breakout.

Restricted Securities
As of March 31, 2023, the Fund held restricted securities as shown in the following table that abrdn has deemed illiquid.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
OAS Finance Ltd., 8.88%	4/18/2013	$1,550,000	$0.75	$1,550,000	$11,625	0.02%
OAS Investments GmbH, 8.25%, 10/19/19	10/12/2012	460,000	0.75	460,000	3,450	0.00
Sovcombank Via SovCom Capital DAC, 7.75%	2/19/2020	500,000	8.75	511,643	43,748	0.06
				$2,521,643	$58,823	0.08%